Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Equity [Abstract]
Schedule of Fair Value Warrant by Using Black-Scholes Pricing Model Assumptions Prior to Modification

	2022 Purchase	2022 Inducement
Stock price	$4.90	$4.90
Expiration term (in years)	4.04	3.08
Volatility	90.0%	90.0%
Risk-free Rate	4.66%	4.72%
Dividend yield	0.0%	0.0%

The fair value of the Existing Warrants was determined to be $1.4 million immediately after the modification in accordance with the following key assumptions:

	2022 Purchase	2022 Inducement
Stock price	$4.90	$4.90
Expiration term (in years)	5.00	5.00
Volatility	90.0%	90.0%
Risk-free Rate	4.60%	4.60%
Dividend yield	0.0%	0.0%

Schedule of Outstanding Warrants

Warrants – The details of all outstanding warrants as of December 31, 2023 were as follows:

	Warrant Shares	Weighted Average Exercise Price
Balance, December 31, 2021	219,477	$99.69
Issued	463,686	35.77
Exercised	(221,307)	20.92
Balance, December 31, 2022	461,856	52.29
Issued	2,862,500	2.24
Exercised	-
Balance, December 31, 2023	3,324,356	$2.46